PROPERTY AND EQUIPMENT, NET	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of September 30, 2023 and December 31, 2022:

	September 30, 2023	December 31, 2022
Office equipment	$116,520	$116,520
Leasehold improvement	126,386	126,386
Vehicle	31,599	-
Property and equipment	274,505	242,906
Less: Accumulated depreciation	(170,280)	(145,016)
Property and equipment, net	$104,225	$97,890

Depreciation expense, which was included in general and administrative expenses, for the nine months ended September 30, 2023 and 2022 was $26,168 and $32,829, respectively.

NOTE 5 – PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following as of December 31, 2022 and 2021:

	2022	2021
Office equipment	$116,520	$113,995
Leasehold improvement	126,386	126,386
Property and equipment	242,906	240,381
Less: Accumulated depreciation	(145,016)	(99,987)
Property and equipment, net	$97,890	$140,394

Depreciation expense, which was included in general and administrative expenses, for the years ended December 31, 2022 and 2021 was $46,344 and $24,500, respectively.